Cash and restricted cash - Deposits in financial institutions (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	$ 99,254	$ 50,164	$ 108,034	$ 84,111
Restricted cash	13,038	5,914
Asset Pledged as Collateral | Restricted Cash For Notes Payable
Cash and restricted cash
Restricted cash	12,929	5,805
Asset Pledged as Collateral | Restricted Cash For Litigation
Cash and restricted cash
Restricted cash	109	109
PRC
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	87,127	41,729
PRC | RMB
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	86,397	29,736
PRC | US
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	701	11,979
PRC | GBP
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	27	12
PRC | HKD
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	2	2
Hong Kong
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	42	207
Hong Kong | RMB
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	5	4
Hong Kong | HKD
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	37	203
Sweden
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	10,037	7,492
Sweden | US
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	29	29
Sweden | Euro
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	2,167	2,272
Sweden | SEK
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	7,841	5,191
United Kingdom
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	1,211	665
United Kingdom | GBP
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	1,211	665
United States
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	40	30
United States | US
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	40	30
Germany
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	111	41
Germany | Euro
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	111	41
Singapore
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	686	0
Singapore | US
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	550	0
Singapore | SGD
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	$ 136	$ 0